Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Reserves

	2018	2017
	RMB	RMB
Capital Reserve
Beginning balance	133,308	133,308

Ending balance	133,308	133,308

Statutory Common Reserve Fund(a)
Beginning balance	188,769	186,840
Transfer from retained earnings	5,476	1,929

Ending balance	194,245	188,769

Special Reserve-Safety Fund Reserve
Beginning balance	13,366	13,188
Safety fund reserve	465	178

Ending balance	13,831	13,366

Currency Translation Differences(b)
Beginning balance	(28,045)	(29,294)
Currency translation differences	(5,022)	1,249

Ending balance	(33,067)	(28,045)

Other Reserves
Beginning balance	(9,336)	(9,236)
Equity transaction with non-controlling interests	13	289
Acquisition of subsidiaries	—	(1)
Fair value loss from financial assets measured at fair value through other comprehensive income	(162)	—
Fair value loss on available-for-sale financial assets	—	(36)
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	220	(326)
Other	31	(26)

Ending balance	(9,234)	(9,336)

	299,083	298,062

(a)

Pursuant to the PRC regulations and the Company’s Articles of Association, the Company is required to transfer 10% of its net profit, as determined under the PRC accounting regulations, to a Statutory Common Reserve Fund (“Reserve Fund”). Appropriation to the Reserve Fund may cease when the fund aggregates to 50% of the Company’s registered capital. The transfer to this reserve must be made before distribution of dividends to shareholders.

The Reserve Fund shall only be used to make good previous years’ losses, to expand the Company’s production operations, or to increase the capital of the Company. Upon approval of a resolution of shareholders’ in a general meeting, the Company may convert its Reserve Fund into share capital and issue bonus shares to existing shareholders in proportion to their original shareholdings or to increase the nominal value of each share currently held by them, provided that the balance of the Reserve Fund after such issuance is not less than 25% of the Company’s registered capital.

(b)	The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(c)

According to the relevant PRC regulations, the distributable reserve is the lower of the retained earnings computed under PRC accounting regulations and IFRS. As of December 31, 2018, the Company’s distributable reserve amounted to RMB 594,169 (December 31, 2017: RMB 572,252).